REDEEMABLE PREFERRED SHARES - Movement of redeemable preferred shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions				12 Months Ended
	Dec. 10, 2019 shares	Mar. 27, 2019 USD ($) $ / shares shares	Mar. 19, 2019 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Movement of the redeemable preferred shares
Balance at beginning of year				¥ 980,910
Balance at end of year				¥ 958,480	¥ 980,910
Redeemable preferred shares
Movement of the redeemable preferred shares
Issuance of redeemable preferred shares						¥ 989,349
Dividend rate per annum				5.00%
Increase dividend rate per annum				7.00%
Increase in dividend rate each quarter thereafter if the Company has not redeemed all of the preferred shares outstanding as of the eighth anniversary of the Issue Date				0.50%
Balance at beginning of year				¥ 980,910	1,061,981
Change in redemption value of redeemable preferred shares						17,760
Accrual of dividends				49,073	52,709	40,344
Settlement of dividends				(49,221)	(65,489)	(25,014)
Foreign exchange impact				(22,282)	(68,291)	39,542
Balance at end of year				¥ 958,480	¥ 980,910	¥ 1,061,981
Redeemable preferred shares | PA Goldilocks Limited
Movement of the redeemable preferred shares
Issuance of shares (in shares) | shares		150,000
Share price | $ / shares		$ 1
Issuance of redeemable preferred shares | $		$ 150
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Movement of the redeemable preferred shares
Issuance of shares (in shares) | shares	6,318,680		13,731,343